1997 ANNUAL REPORT


IDS
Tax-Free
Money Fund
(prospectus enclosed)

(icon of) shield with piggy bank enclosed

The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

      AMERICAN  EXPRESS  Financial  Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with piggy bank encosed

Stability
without taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns. But there is an alternative -- Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.

 Contents

(Icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

                1997 annual report

                From the chairman                                      4
                From the portfolio manager                             4
                Making the most of your Fund                           6
                Independent auditors' report                           7
                Financial statements                                   8
                Notes to financial statements                         11
                Investments in securities                             17
                IDS mutual funds                                      25
                Federal income tax information                        29

                1998 prospectus

                The Fund in brief                                     3p
                Goal                                                  3p
                Types of Fund investments and their risks             3p
                Manager and distributor                               3p
                Portfolio manager                                     3p

                Sales charge and Fund expenses                        4p

                Performance                                           5p
                Financial highlights                                  5p
                Yield                                                 5p

                Investment policies and risks                         6p
                Facts about investments and their risks               6p
                Alternative investment option                         8p
                Valuing Fund shares                                   8p

                How to purchase, exchange or redeem shares            9p
                How to purchase shares                                9p
                How to exchange shares                               12p
                How to redeem shares                                 13p

                Special shareholder services                         18p
                Services                                             18p
                Quick telephone reference                            18p

                Distributions and taxes                              19p
                Dividend and capital gain distributions              19p
                Reinvestments                                        19p
                Taxes                                                20p
                How to determine the correct TIN                     22p

                How the Fund is organized                            23p
                Shares                                               23p
                Voting rights                                        23p
                Shareholder meetings                                 24p
                Board members and officers                           24p
                Investment manager and transfer agent                26p
                Distributor                                          27p

                About American Express Financial Corporation         28p
                General information                                  28p

                Appendix                                             29p
                Tax-exempt vs. taxable income                        29p

(This annual report is not part of the prospectus.)

      To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William R. Pearce
      Chairman of the board

(This annual report is not part of the prospectus.)

      From the portfolio manager

      IDS Tax-Free Money Fund's yield rose slightly during the past fiscal year (January through December 1997), reflecting a modest increase in short-term interest rates. The Fund's $1 net asset value was unchanged during the 12 months, providing shareholders with continued stability of principal in addition to a tax-free return.

      For the seven-day period ended Dec. 31, 1997, the Fund provided an annualized simple yield of 3.56% and an annualized compound yield of 3.62% These are equal to 4.94 simple and 5.03% compound yields for an investor in the 28% federal income-tax bracket.

      (Investors should keep in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a stable $1 share price, there is no assurance that it will be able to do so. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

      Rates rise while inflation stays low

      Although evidence of increasing inflation was nowhere to be found, interest rates crept up during the first several months of the year. The trend reflected the view of many investors, who concluded that greater-than-expected economic growth would soon push consumer prices and, thus, inflation higher. Evidently, the Federal Reserve Board (Fed) agreed with that reasoning, because in March it raised short-term interest rates for the first time since 1994.

      As it turned out, inflation remained remarkably tame, allowing the Fed to take a hands-off approach to interest rates through the rest of the year. Short-term rates rose briefly on their own in mid-summer, but, other than that, were generally stable.

      Changes to the portfolio were largely confined to a shift in its average maturity -- from about 45 days at outset of the year to 20 days in the spring and back to 45 days in mid-year. This fluctuation in maturity is largely a result of ongoing seasonal supply and demand factors in the short-term, tax-free market. A surge in the supply of new issues occurs in early July every year, as outstanding issues mature. This results in a short average maturity in early summer, followed by a lengthening when new issues come to market in July. Apart from that, in my view the yield advantage provided by longer-term issues was too slight to warrant extending the maturity.

      Looking to the current fiscal year, I expect little, if any, change in short-term interest rates for the first several months. Assuming the economy continues to grow at a reasonably good pace, I think rates could move somewhat higher later in the year, boosting the Fund's yield a bit.



      Terry Fettig
      (picture of) Terry Fettig
      Portfolio Manager



(This annual report is not part of the prospectus.)

 12-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $1.00

Dec. 31, 1996         $1.00

Increase              $  --


Distributions
Jan. 1, 1997 - Dec. 31, 1997

From income           $0.03

From capital gains    $  --

Total distributions   $0.03


Total return*         +3.2%

    * The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

 Making the most of the Fund


       Average annual total return
      (as of Dec. 31, 1997)
       1 year                       5 years                      10 years
      +3.18%                        +2.61%                       +3.44%

      Although there is no guarantee, the Fund will use its best efforts to maintain a constant net asset value of $1 per share.

      Your investment and return values may fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


      (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #31  to
Registration Statement No. 2-66868 filed on or about February 23, 1998 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

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IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

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IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

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IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

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IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

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(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      (This annual report is not part of the prospectus)

 Federal income tax information


      IDS Tax-Free Money Fund, Inc.


      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions.

      IDS Tax-Free Money Fund, Inc.
      Fiscal year ended Dec. 31, 1997

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                   Per share
       Jan. 29, 1997                                   $0.00283
       Feb. 26, 1997                                    0.00220
       March 26, 1997                                   0.00198
       April 28, 1997                                   0.00286
       May 28, 1997                                     0.00272
       June 26, 1997                                    0.00260
       July 25, 1997                                    0.00251
       Aug. 27, 1997                                    0.00280
       Sept. 25, 1997                                   0.00260
       Oct. 28, 1997                                    0.00292
       Nov. 25, 1997                                    0.00260
       Dec. 26, 1997                                    0.00277
       Total distributions                             $0.03139

      (This annual report is not part of the prospectus)

      Source of distributions

      100% of tax-exempt interest dividends during the year ended Dec. 31, 1997, were derived exclusively from interest on tax-exempt securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


(This annual report is not part of the prospectus.)

      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 1997 are listed below.


      Alabama                                          2.768%
      Alaska                                           0.643
      Arizona                                         10.317
      California                                       2.353
      Colorado                                         2.693
      Florida                                          2.706
      Georgia                                          6.167
      Hawaii                                           0.618
      Idaho                                            1.572
      Illinois                                         1.393
      Indiana                                          3.340
      Iowa                                             1.694
      Kentucky                                         1.892
      Louisiana                                        0.427
      Maine                                            0.702
      Maryland                                         2.428
      Michigan                                         5.499
      Minnesota                                        6.318
      Mississippi                                      1.445
      Missouri                                         3.540
      Montana                                          0.162
      New Jersey                                       0.869
      New Mexico                                       2.137
      New York                                         3.602
      North Carolina                                   2.552
      Ohio                                             2.778
      Pennsylvania                                     6.638
      South Carolina                                   0.292
      Texas                                           12.419
      Utah                                             1.086
      Vermont                                          0.290
      Virginia                                         3.339
      Washington                                       1.205
      Wisconsin                                        2.012
      Wyoming                                          2.104

      (This annual report is not part of the prospectus)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Tax-Free Money Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                              Description

1)   The layout is different            1)   Some of the layout in the annual
     throughout the annual report.           report to shareholders is in two
                                             columns.

2)   Headings.                          2)   The headings in the annual report
                                             are placed in a blue strip at the
                                             top of the page.

3)   There are pictures, icons and      3)   Each picture, icon and graph is
     graphs throughout the annual            described in parentheses.
     report.

4)   Footnotes for charts and graphs    4)   The footnotes for each chart or
     are described at the left margin.       graph are typed below the
                                             description of the chart or graph.